Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue from digital asset mining	$ 96,078,570	$ 21,065,113
Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(30,739,776)	(14,104,628)
Depreciation and amortization expenses	(13,113,964)	(3,324,655)
General and administrative expenses	(39,154,204)	(2,515,117)	(1,993,325)
Total operating expenses	(83,007,944)	(19,944,400)	(1,993,325)
Income (loss) from Operations	13,070,626	1,120,713	(1,993,325)
Realized gain on exchange of digital assets	7,738,557	805,557
Impairment of digital assets	(9,045,007)
Loss from disposal of property and equipment	(3,746,247)
Other income (expense)	702,414	(1,924)
Total other (expenses) income, net	(4,350,283)	803,633
Income (loss) from continuing operations before income taxes	8,720,343	1,924,346	(1,993,325)
Income tax expenses	(3,856,341)
Net income (loss) from continuing operations	4,864,002	1,924,346	(1,993,325)
Net loss from discontinued operations, net of income taxes		(3,834,683)	(7,682,866)
Net income (loss)	4,864,002	(1,910,337)	(9,676,191)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment			(75,120)
Reclassified to net loss from discontinued operations		100,185
Comprehensive income (loss)	$ 4,864,002	$ (1,810,152)	$ (9,751,311)
Weighted average number of ordinary share outstanding
Basic (in Shares)	55,440,527	30,591,122	15,197,815
Diluted (in Shares)	57,529,895	30,591,122	15,197,815
Income (loss) per share
Basic (in Dollars per share)	$ 0.09	$ (0.06)	$ (0.62)
Diluted (in Dollars per share)	$ 0.08	$ (0.06)	$ (0.62)